Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,	As at December 31,
	2011	2010
Trade payables	$2,419	$1,490
Accrued compensation	2,609	2,606
Accrued legal costs	278	3,482
Dividends	3,041	1,315
Success fee obligation (Note 12(c))	12,774	—
Accrued other	1,048	2,911

	$22,169	$11,804

The due to related party relates to a one-time payment of $7,102 for the incentive buy-out to extinguish the Chief Executive Officer’s contracted right to 2% of gross revenues that had been earned, resulting from the amendment of his employment agreement. The related party transaction has been measured at the exchange amount and is not repayable.